SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

On February 8, 2024, the Company held a special meeting of its stockholders (the “Special Meeting”) in which it approved the issuance of 20% or more of its shares of common stock pursuant to the terms of the Purchase Agreement with the Investor describe above in note 10 (21). In addition, the stockholders approved an amendment to the Articles of Incorporation of the Company for the change of name of the Company’s name from “Save Foods, Inc.” to “N2OFF, Inc.”

On February 21, 2024, the Company’s Israeli subsidiary, Nitrousink, Ltd., changed its name to NTWO OFF Ltd.

On March 19, 2024, the Company changed its name from “Save Foods, Inc.” to “N2OFF, Inc.”

On March 13, 2023 and March 18, 2023, the Company issued 10,000 and 18,333 shares of common stock, respectively to the Investor pursuant to the terms of SEPA II.

On March 18, 2024, the Company issued 1,286 shares of common stock to a consultant for consulting services provided to the Company.

On March 18, 2024, the Company issued 3,508 shares of common stock to a consultant for consulting services provided to the Company.